Property and Equipment, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

6.     Property and Equipment, Net

Property and equipment, net consisted of the following:

	March 31, 2021	December 31, 2020
Building(1)	$12,513	$12,513
Leasehold improvement(2)	70,548	55,289
Laboratory and production equipment	7,774	5,884
Machinery, equipment and fixtures	6,978	3,704
Construction in progress	2,184	19,773
Property and equipment	99,997	97,163
Less: Accumulated depreciation(3)	(9,550)	(7,086)
Property and equipment, net	$90,447	$90,077

(1)      Includes $12,513 at March 31, 2021 and December 31, 2020 under financing lease resulting from a failed sale leaseback (see Note 9).

(2)      Includes $70,026 and $55,273 at March 31, 2021 and December 31, 2020, respectively, under financing lease resulting from a failed sale leaseback (see Note 9).

(3)      Includes $5,258 and $2,624 at March 31, 2021 and December 31, 2020, respectively, under financing lease resulting from a failed sale leaseback (see Note 9).

Depreciation expense was $1,395 and $648, for the three months ended March 31, 2021 and 2020, respectively.

7.     Property and Equipment, Net

Property and equipment, net consisted of the following:

	December 31,
	2020	2019
Building(1)	$12,513	$—
Leasehold improvement(2)	55,289	776
Laboratory and production equipment	5,884	4,865
Machinery, equipment and fixtures	3,704	3,991
Construction in progress	19,773	61,137
Property and equipment	97,163	70,769
Less: Accumulated depreciation(3)	(7,086)	(4,382)
Property and equipment, net	$90,077	$66,387

____________

(1)      Includes $12,513 at December 31, 2020 under financing lease resulting from a failed sale leaseback (see Note 10).

(2)      Includes $55,273 at December 31, 2020 under financing lease resulting from a failed sale leaseback (see Note 10).

(3)      Includes $2,624 at December 31, 2020 under financing lease resulting from a failed sale leaseback (see Note 10).

Depreciation expense was $4,780 and $2,043, for the years ended December 31, 2020 and 2019, respectively.

Construction in progress

Construction in progress of $19,773 as of December 31, 2020 primarily relates to the leasehold improvements made at the Company’s leased facilities in Florham Park, NJ (see Note 10).